Capital structure and financial items - Derivative financial instruments - Derivative financial instruments (Details) kr in Millions	12 Months Ended
	Dec. 31, 2023 DKK (kr) kr / $	Dec. 31, 2022 DKK (kr) kr / $
Disclosure of detailed information about hedging instruments [line items]
Notional amount	kr 218,658	kr 112,512
Hedging instrument, assets	2,344	2,727
Hedging instrument, liabilities	1,272	2,903
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Recognised in Other comprehensive income, asset	1,612
Cash flow hedges | Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	124,268	69,969
Hedging instrument, assets	1,895	1,964
Hedging instrument, liabilities	283	938
Cash flow hedges | Forward contracts | USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount	104,022	59,292
Hedging instrument, assets	1,600	1,591
Hedging instrument, liabilities	kr 193	kr 907
Average price of hedging instrument | kr / $	676	696
Cash flow hedges | Forward contracts | CNH, CAD and JPY
Disclosure of detailed information about hedging instruments [line items]
Notional amount	kr 20,246	kr 10,677
Hedging instrument, assets	295	373
Hedging instrument, liabilities	90	31
Fair value hedges | Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	94,390	42,543
Hedging instrument, assets	449	763
Hedging instrument, liabilities	989	1,965
Fair value hedges | Forward contracts | USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount	65,870	38,432
Hedging instrument, assets	330	639
Hedging instrument, liabilities	kr 946	kr 1,942
Average price of hedging instrument | kr / $	675	714
Fair value hedges | Forward contracts | EUR, CNH, CAD and others
Disclosure of detailed information about hedging instruments [line items]
Notional amount	kr 28,520	kr 4,111
Hedging instrument, assets	119	124
Hedging instrument, liabilities	43	23
Derivative financial instruments
Disclosure of detailed information about hedging instruments [line items]
Recognised in the Income statement, liability	989	1,965
Recognised in Other comprehensive income, liability	283	938
Derivative financial instruments
Disclosure of detailed information about hedging instruments [line items]
Recognised in the Income statement, asset	449	763
Recognised in Other comprehensive income, asset	kr 1,895	kr 1,964